Financial Instruments - Summary of Effect of Changes in Foreign Exchange Rates (Details) - Currency Risk - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
USD (10% Strengthening)
Foreign Currency Exposure [Line Items]
Sensitivity of foreign currency	$ 59	$ (193)
IDR (10% Strengthening)
Foreign Currency Exposure [Line Items]
Sensitivity of foreign currency	(636)	(419)
USD (10% Weakening)
Foreign Currency Exposure [Line Items]
Sensitivity of foreign currency	(59)	193
IDR (10% Weakening)
Foreign Currency Exposure [Line Items]
Sensitivity of foreign currency	$ 636	$ 419